UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11
Check here if Amendment []; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 5000 Stonewood Drive, Suite 300
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-934-5126

/s/ Jack Kunkle May 13, 2011

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 687621

(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE INC                COM              007865108    14897 612531.0000 SH    Sole                        612531.0000
ALLEGIANT TRAVEL CO            COM              01748X102     8739 199470.0000 SH    Sole                        199470.0000
ALLIANCE DATA SYS CORP COM     COM              018581108    14753 171770.0000 SH    Sole                        171770.0000
AMEDISYS INC                   COM              023436108     7886 225300.0000 SH    Sole                        225300.0000
AMERICAN SUPERCONDUCTR COM     COM              030111108     6273 252250.0000 SH    Sole                        252250.0000
ASBURY AUTOMOTIVE GP COM       COM              043436104     1522 82340.0000 SH     Sole                        82340.0000
AT&T INC COM                   COM              00206R102     8727 285115.0000 SH    Sole                        285115.0000
Abbott Labs                    COM              002824100    21189 431990.0000 SH    Sole                        431990.0000
Apollo Group Inc CL A          COM              037604105     1362 32665.0000 SH     Sole                        32665.0000
Berkshire Hathaway CL B        COM              084670702    24139 288640.0000 SH    Sole                        288640.0000
CHESAPEAKE ENERGY CORP COM     COM              165167107    22066 658295.0000 SH    Sole                        658295.0000
CONSOL ENERGY INC COM          COM              20854P109    15675 292280.0000 SH    Sole                        292280.0000
Capital One Financial Corp.    COM              14040H105     6515 125390.0000 SH    Sole                        125390.0000
Cisco Systems Inc              COM              17275R102    16814 980415.0000 SH    Sole                        980415.0000
Corning Inc.                   COM              219350105    17548 850584.0000 SH    Sole                        850584.0000
DISCOVER FINL SVCS COM         COM              254709108     1219 50540.0000 SH     Sole                        50540.0000
DRAGONWAVE INC COM             COM              26144M103     3534 424279.0000 SH    Sole                        424279.0000
Delta Air Lines                COM              247361702    11050 1127565.0000 SH   Sole                        1127565.0000
DuPont                         COM              263534109    24865 452345.0000 SH    Sole                        452345.0000
FUEL SYS SOLUTIONS INC COM     COM              35952W103     6941 229988.0000 SH    Sole                        229988.0000
Ford Motor Company             COM              345370860    32347 2169495.0000 SH   Sole                        2169495.0000
GAMESTOP CORP NEW CL A         COM              36467W109    10365 460245.0000 SH    Sole                        460245.0000
GILEAD SCIENCES INC COM        COM              375558103    16643 391870.0000 SH    Sole                        391870.0000
GROUP 1 AUTOMOTIVE INC         COM              398905109    14128 330100.0000 SH    Sole                        330100.0000
HELIX ENERGY SOLUTIONS GROUP   COM              42330P107    15118 878955.0000 SH    Sole                        878955.0000
HEWLETT-PACKARD CO             COM              428236103    17740 433000.0000 SH    Sole                        433000.0000
Hospira, Inc.                  COM              441060100    14691 266135.0000 SH    Sole                        266135.0000
INNOVATIVE SOLTNS&SUPP COM     COM              45769N105     3194 545985.0000 SH    Sole                        545985.0000
Intel Corp                     COM              458140100    21213 1051200.0000 SH   Sole                        1051200.0000
International Business Machine COM              459200101     1147 7033.0000 SH      Sole                         7033.0000
KB Home                        COM              48666K109     2077 167000.0000 SH    Sole                        167000.0000
LABORATORY CORP OF AMERICA     COM              50540R409    26791 290800.0000 SH    Sole                        290800.0000
LATTICE SEMICONDUCTOR CORP     COM              518415104     3010 510195.0000 SH    Sole                        510195.0000
Microsoft Corp                 COM              594918104    21886 861980.0000 SH    Sole                        861980.0000
NOBLE CORP                     COM              H5833N103     9749 213690.0000 SH    Sole                        213690.0000
Novogen LTD                    COM              67010F103      392 256435.0000 SH    Sole                        256435.0000
Oracle Corp                    COM              68389X105    34280 1025355.0000 SH   Sole                        1025355.0000
PHILIP MORRIS INTL. INC.       COM              718172109    32431 494142.3650 SH    Sole                        494142.3650
PNC Financial                  COM              693475105    23267 369370.0000 SH    Sole                        369370.0000
POWER ONE INC NEW COM          COM              73930R102     3538 404380.0000 SH    Sole                        404380.0000
Pfizer Inc                     COM              717081103    16322 803640.0000 SH    Sole                        803640.0000
Pulte Homes, Inc.              COM              745867101     2266 306175.0000 SH    Sole                        306175.0000
Rush Enterprises CLA           COM              781846209     5938 299907.0000 SH    Sole                        299907.0000
Rush Enterprises CLB           COM              781846308      581 33402.0000 SH     Sole                        33402.0000
Ryland Group                   COM              783764103     1622 102000.0000 SH    Sole                        102000.0000
SONIC AUTOMOTIVE INC CL A      COM              83545G102    23214 1656985.0000 SH   Sole                        1656985.0000
Stanley Furniture Inc New      COM              854305208     1725 313065.0000 SH    Sole                        313065.0000
State Street Corp              COM              857477103    19254 428438.0000 SH    Sole                        428438.0000
TRUE RELIGION APPAREL INC      COM              89784N104     4257 181370.0000 SH    Sole                        181370.0000
UnitedHealth Group Inc.        COM              91324P102    39872 882124.0000 SH    Sole                        882124.0000
VECO INSTRUMENTS INC           COM              922417100    15609 307015.0000 SH    Sole                        307015.0000
WESCO INTERNATIONAL INC        COM              95082P105    10625 170000.0000 SH    Sole                        170000.0000
WESTPORT INNOVATIONS COM NEW   COM              960908309     6614 300895.0000 SH    Sole                        300895.0000